Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2013
Securities with Gross Unrealized Losses

Information pertaining to securities with gross unrealized losses at December 31, 2012 and 2013 aggregated by investment category and length of time that individual securities have been in a continuous loss position, is as follows:

	Less than twelve months		Twelve months or more
December 31, 2012	Fair value	Gross unrealized losses	Fair value			Gross unrealized losses
Equity securities	201,943	(26,995)		2,702		(2,585)
Mutual funds	—	—		20,759		(6,419)

Total	201,943	(26,995)		23,461		(9,004)

	Less than twelve months		Twelve months or more
December 31, 2013	Fair value	Gross unrealized losses	Fair value			Gross unrealized losses
Equity securities	—	—		—		—
Mutual funds	—	—		20,971		(6,206)

Total (RMB)	—	—		20,971		(6,206)

Total (USD)	—	—	US$	3,464	US$	(1,025)

Proceeds, Gross Realized Gains and Gross Realized Losses on Securities

Proceeds, gross realized gains and gross realized losses on securities classified as available-for-sale for the years ended December 31, 2011, 2012 and 2013 are as follows:

	Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Proceeds	302,171	706,278	628,938	103,893
Gross realized gains	9,526	65,272	37,315	6,164
Gross realized losses	(13,180)	(18,526)	(53,351)	(8,813)

Available-for-sale securities [Member]
Available-for-Sale Securities

Available-for-sale securities:

	December 31, 2012 (RMB)					December 31, 2013 (RMB)					December 31, 2013 (US$)
	Cost	Gross unrealized gains	Gross unrealized losses	Other-than -temporary impairment	Fair value	Cost	Gross unrealized gains	Gross unrealized losses	Other-than -temporary impairment	Fair value	Fair value
Equity securities	281,268	17,548	(29,580)	—	269,236	—	—	—	—	—	—
Mutual funds	27,178	—	(6,419)	—	20,759	27,177	—	(6,206)	—	20,971	3,464

Total	308,446	17,548	(35,999)	—	289,995	27,177	—	(6,206)	—	20,971	3,464

Trading securities [Member]
Trading Securities

The following table provides additional information concerning the Company’s trading securities and available-for-sale securities:

Trading securities:

	December 31, 2012 (RMB)				December 31, 2013 (RMB)				December 31, 2013 (US$)
	Cost	Gross realized gains	Gross realized losses	Fair value	Cost	Gross realized gains	Gross realized losses	Fair value	Fair value
Trading securities	1,880	—	(1,362)	518	1,680	—	(1,161)	519	86

Total	1,880	—	(1,362)	518	1,680	—	(1,161)	519	86